ORDINARY SHARES	12 Months Ended
Dec. 31, 2025
ORDINARY SHARES
ORDINARY SHARES

16. ORDINARY SHARES

On January 20, 2017, the Company was incorporated as an exempted company with limited liability with authorized share capital of US$50 divided into 500,000,000 shares with par value US$0.0001 each.

In addition, 56,179,775 ordinary shares were issued to the Initial Ordinary Shareholders on May 4, 2017 as part of the Reorganization to swap the Initial Ordinary Shareholders’ equity interests in Radnova Intelligence with the shareholding interests in the Company.

The Company amended the numbers of its ordinary shares authorized as 493,344,264, 467,924,866, 433,071,251, 420,874,891 and 390,518,031 upon the issuance of Series A-1; Series C-1; Series D-1 and Series C-2; Series A-4 and Series D-2; Series E-1 and Series E-2 convertible redeemable preferred shares in November 2017, September 2018, January 2020, June 2020 and January 2021, respectively.

On June 24, 2020, The Company re-designated 6,943,638 ordinary shares to Series D-2 convertible redeemable preferred shares after the Initial Ordinary Shareholder transferred the ordinary share to the Series D-2 convertible redeemable preferred shares investor.

On January 25, 2021, the Company re-designated 3,939,542 ordinary shares to Series D-3 convertible redeemable preferred shares after the Initial Ordinary Shareholder transferred the ordinary share to the Series D-3 convertible redeemable preferred shares investor.

16.ORDINARY SHARES (CONTINUED)

On March 22, 2021, one of the Series E investors acquired 3,751,945 ordinary shares of the Company from Unicentury Holding Limited, which is a shareholder of the Company and wholly owned by the founder, at fair value. These shares remained as ordinary shares after the share transaction. In this share transaction, the Company didn’t receive any consideration.

On September 10, 2021, the Company granted 1,478,415 restricted ordinary shares at par value US$0.0001 to Zuniform Limited, owned by the CEO. The restricted ordinary shares vested in two tranches, i.e. 739,207 and 739,208 ordinary shares and no longer be deemed restricted shares on July 5, 2022 and July 5, 2023, respectively. This transaction was treated as the Company’s share-based compensation to CEO, refer to Note 18 for more details.

On September 10, 2021, the Company also granted 1,478,415 ordinary shares at par value US$0.0001 to Zuniform Limited, which were vested immediately on the grant date. This transaction was treated as the Company’s share-based compensation to the CEO.

On September 10, 2021, one of the Company’s shareholders Unicentury Holdings Limited (owned by Xiaoyan Lu, the founder) transferred 825,131 ordinary shares to Zuniform Limited (owned by Teng Zu, the Co-founder) with no consideration being exchanged. This transaction was treated as the Company’s share-based compensation to CEO.

On July 1, 2024, the Company adopted an eighth amended and restated memorandum and articles of association that provided that, immediately prior to the completion of IPO, the Company authorized share capital was $50 divided into 500,000,000 ordinary shares, comprising of (i) 483,068,176 Class A ordinary shares with a par value of US$0.0001 each, and (ii) 16,931,824 Class B ordinary shares with a par value of US$0.0001 each. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to twenty votes. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Except for voting and conversion rights, holder of Class A ordinary shares and Class B ordinary shares have the same rights.

Upon the completion of the Company’s IPO on August 15, 2024, (1) the Company offered and issued 6,819,000 Class A ordinary shares at the total gross proceeds of $25,003, and IPO related expense was $7,866; (2) the Company granted the underwriters the rights to purchase up to an additional 1,022,850 Class A ordinary shares from the Company within 30 days from August 15, 2024, to cover over-allotments. (3) 16,931,824 ordinary shares beneficially owned by the Xiaoyan Lu, prior to IPO were re-designated into Class B ordinary shares. (4) all of the Company’s issued and outstanding convertible redeemable preferred shares and all of ordinary shares, except for the 16,931,824 ordinary shares held by Unicentury Holdings Limited beneficially owned by Mr. Xiaoyan Lu were converted or redesignated into Class A ordinary shares on a one-for-one basis, reflecting the anti-dilution adjustments based on the initial public offering price of US$11.00 per ADS. Underwriters did not exercise the over-allotment option granted and these over-allotment options expired after September 15, 2024.

On March 27, 2025, the board of directors authorized the Company to adopt a share repurchase program under which the Company may repurchase up to US$10 million of its ordinary shares in the form of American depositary shares (“ADSs”) during a two-year period (the “Share Repurchase Program”). For the year ended December 31, 2025, pursuant to the Share Repurchase Program, the Company repurchased 589,870 ADS, representing 1,769,610 ordinary shares with a total consideration of approximately RMB 3,494.

As of December 31, 2025, there were 171,596,634 shares issued and 161,525,163 shares outstanding for Class A ordinary shares, and there were 16,931,824 shares issued and outstanding for Class B ordinary shares.